Share Capital (Details) - USD ($)			1 Months Ended		3 Months Ended
	Jan. 11, 2022	Jan. 01, 2022	Mar. 30, 2023	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Share Capital (Details) [Line Items]
Number of shares issued					18,042,857
Total outstanding common shares					80,028,404
Warrants for gross proceeds (in Dollars)					$ 3,608,571
Issued warrants exercised					18,042,857
Investors to exercise warrants			18,042,857
Warrants price per share (in Dollars per share)					$ 0.23
Common shares issued cashless warrants					17,116,987
Gross proceeds (in Dollars)	$ 20,013,043
Sale to public share units					7,215,652
Public shares per unit (in Dollars per share)					$ 2.3
Exercisable per share (in Dollars per share)					$ 2.3
Exercisable term					5 years
Gross proceeds (in Dollars)					$ 10,936,974
Unit warrants (in Dollars)					$ 5,395,878
Shares issued pre-funded units					1,480,000
Pre-funded per unit (in Dollars per share)					$ 2.29
Value, per share (in Dollars per share)					0.01
Exercise price per share (in Dollars per share)					$ 2.3	$ 0.23
Warrant term years					5 years
Issued pre-funded units (in Dollars)					$ 2,560,400
Minimal exercise price (in Dollars per share)					$ 0.01
Over-allotment option per share (in Dollars per share)					$ 0.0097
Proceeds received on warrants (in Dollars)					$ 13,043
Fair value loss (in Dollars)					$ 962,350
Initial stock price (in Dollars per share)	$ 1.73
Strike rate (in Dollars per share)	$ 2.53
Dividend yield percentage	0.00%
Volatility percentage	60.00%
Risk free rate	0.50%
Shares reserved percentage					15.00%
Stock discount rate					25.00%
Stock option issued		20,000
Stock option exercise price (in Dollars per share)		$ 4
Fair value granted (in Dollars)					$ 54,480
Fair value options (in Dollars)					$ 2.724
RSU's transactions description					On March 9, 2022, the Company granted 450,000 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $1.03/share. ●On March 9, 2022, the Company granted 1,800,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 150,000 RSU’s occurring on the date of the granted and another 150,000 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.03/share.
Agents options, description					●The Company issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%. The Company also issued 52,500 agent’s options with a fair value of $61,950 with an exercise price of $2.30.
Share issued					18,042,857
Warrants issued					18,042,857
Exercise warrants					18,042,857
Warrants price (in Dollars per share)					$ 0.23
Cashless warrants exercised					17,116,987
Transactions during the year, description					●128,386 share purchase warrant expired in 2022. ●On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 9,999,999 share purchase warrants, exercisable at $2.30 per warrant and with a term of five years.
Option Warrants [Member]
Share Capital (Details) [Line Items]
Number of shares issued					62,911,417	44,868,560
Number of shares outstanding					62,911,417	44,868,560
Pre-Funded Units [member]
Share Capital (Details) [Line Items]
Warrant term years					5 years
Pre-funded warrants issued (in Dollars)					$ 1,106,747
Over-Allotment Option [Member]
Share Capital (Details) [Line Items]
Warrant term years					5 years
Additional warrants purchased					1,304,347
Warrants to purchase shares					1,304,347
Common shares exercisable per share (in Dollars per share)					$ 2.3
Option warrant exercisable term description					Each Option Warrant is exercisable immediately and has a term of five years from the issue date.
Option warrants issued (in Dollars)					$ 975,393
Market price per share (in Dollars per share)					$ 1.73
Initial stock price (in Dollars per share)					1.73
Strike rate (in Dollars per share)					$ 2.3
Dividend yield percentage					0.00%
Volatility percentage					60.00%
Risk free rate					0.50%
Placement Agent Warrants [member]
Share Capital (Details) [Line Items]
Exercisable term	5 years
Warrant term years	5 years
Warrants issued					434,783
Exercise price per share (in Dollars per share)					$ 2.53
Fair value of placement agent warrants (in Dollars)	$ 307,189
Common share transactions, description					The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.
Stock Options [member]
Share Capital (Details) [Line Items]
Option warrant exercisable term description					Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.
ClearRF Acquisition [Member]
Share Capital (Details) [Line Items]
Shares issued to vendor				138,958
Fair value amount (in Dollars)				$ 190,094